FAIR VALUE MEASUREMENTS (Schedule of Movement of Financial Assets and Liabilities Measured at Recurring Basis using Significant Unobservable Inputs) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale securities
Balance as of beginning of the period
Purchases	$ 2,401,378
Earnings
Other comprehensive income	$ 367,816
Settlements
Balance as of end of the period	$ 2,769,194
Game license payment liabilities
Balance as of beginning of the period	$ 19,860,000	$ 39,260,000	$ 43,660,000
Purchases
Earnings	$ 140,000	$ 600,000	$ 600,000
Other comprehensive income
Settlements	$ (10,000,000)	$ (20,000,000)	$ (5,000,000)
Balance as of end of the period	$ 10,000,000	$ 19,860,000	$ 39,260,000